Consolidated Statements of Income (Operations) and Comprehensive Income (Loss)		12 Months Ended
		Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Total revenue		$ 7,808,860	$ 6,072,681	$ 8,811,646	$ 13,353,013
Total cost of revenue		(6,741,162)	(5,242,369)	(7,907,554)	(8,711,448)
Gross profit		1,067,698	830,312	904,092	4,641,565
Selling, general and administrative expenses		(3,549,332)	(2,760,193)	(2,028,293)	(1,720,155)
Total operating expenses		(3,549,332)	(2,760,193)	(2,028,293)	(1,720,155)
Income (Loss) from operations		(2,481,634)	(1,929,881)	(1,124,201)	2,921,410
Other (expenses) income
Interest expenses, net		(95,555)	(74,310)	(108,673)	(78,069)
Other income		104,056	80,921	35,786	24,834
Total other (expense) income, net		8,501	6,611	(72,887)	(53,235)
Income (loss) before income taxes		(2,473,133)	(1,923,270)	(1,197,088)	2,868,175
Income tax (expenses) benefit		120,131	93,422	165,950	(478,009)
Net income (loss)		(2,353,002)	(1,829,848)	(1,031,138)	2,390,166
Other comprehensive income
Foreign currency translation adjustments		17,220	13,391	250,665
Total Comprehensive income (loss)		$ (2,335,782)	$ (1,816,457)	$ (780,473)	$ 2,390,166
Weighted average number of outstanding ordinary shares
Basic (in Shares)	[1],[2]	11,467,500	11,467,500	11,437,500	20,000,000
Diluted (in Shares)	[1],[2]	11,467,500	11,467,500	11,437,500	20,000,000
Earnings (Loss) per share
Basic (in Dollars per share and Dollars per share) | (per share)		$ (0.21)	$ (0.16)	$ (0.09)	$ 0.12
Diluted (in Dollars per share and Dollars per share) | (per share)		$ (0.21)	$ (0.16)	$ (0.09)	$ 0.12
Cost of revenue
Total cost of revenue		$ (6,741,162)	$ (5,242,369)	$ (7,907,554)	$ (8,534,597)
Cost of revenue from a related party
Total cost of revenue					(176,851)
Revenue
Total revenue		7,808,860	6,072,681	8,811,646	13,167,319
Revenue from a related party
Total revenue					$ 185,694

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 8-for-1 reverse share split for Class A ordinary share of SPRINGVIEW HOLDINGS LTD, which was effective on December 2, 2025.
[2]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.